Commitments (Details 4) ¥ in Millions, TWD in Billions, HKD in Billions	12 Months Ended
	Mar. 31, 2015 TWD item	Mar. 31, 2015 HKD	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Acquisition of investment securities and equity investees, various arrangements | Maximum
Investment commitments
Amount committed			¥ 5,364	¥ 12,333
Intention to establish not-for-profit foundations
Investment commitments
Number of not-for-profit foundations to be established | item	2
Intention to establish not-for-profit foundations | Hong Kong
Investment commitments
Amount committed		HKD 1	792
Intention to establish not-for-profit foundations | Taiwan
Investment commitments
Amount committed	TWD 10		¥ 1,983